ACQUISITION OF EVOLUTION TECHNOLOGY SA	12 Months Ended
Dec. 31, 2021
Disclosure Of Acquisition Of Evolution Technology SAAbstract
ACQUISITION OF EVOLUTION TECHNOLOGY SA

7. ACQUISITION OF EVOLUTION TECHNOLOGY SA

On March 30, 2017, the Company entered into a Share Purchase Offer Agreement with the shareholders of Evolution Technology SA ("Evotech") to acquire a 65% ownership interest. Since its incorporation on March 10, 2016, Evotech has obtained various permits for constructing cellular towers and also has master lease agreements with major telecom carriers in Argentina.

To obtain the 65% ownership interest, the Company paid US$350,000 and issued 1,500,000 common shares with a fair value of $480,000 to the shareholders of Evotech. In addition, the Company is committed to contribute the funds necessary for Evotech to construct 50 towers, or a lower number of towers to be agreed between the parties, for up to a total maximum amount of US$3,500,000.

The Company determined that the acquisition of Evotech constituted a business combination as Evotech has inputs, processes and outputs. As such the Company has applied the acquisition method of accounting. As part of the acquisition of Evotech, the Company acquired Evotech's master lease agreement, which was recorded as an intangible asset.

In June 2021, the Company acquired an additional 26.25% of common shares of Evotech not previously owned by Tower One for total purchase price of $36,243 (U$30,000) cash and the issuance of 6,300,000 common shares with a fair value of $569,520, increasing its ownership from 65% to 91.25%. As the Company previously controlled Evotech, the transaction resulted in a change to the Company's ownership stake and was accounted for as an equity transaction. The carrying amount of Evotech's non-controlling interest on the date of the acquisition was $2,656,655 and the carrying amount of AOCI on the date of acquisition was $192,974.

$
Consideration paid	605,764
Net change to non-controlling interest (26.25%/35%*$2,656,655)	1,992,491
Net change to AOCI (26.25%/35%*$192,974)	144,729
Increase in equity attributable to the Company	2,742,984

The increase in equity attributable to the Company of $2,742,984 was recognized directly in deficit.